DISCONTINUED OPERATION (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 15, 2012	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Loss from discontinued operation			$ 7,616		$ 417
Provision for other payable on discountine operations			6,003
2010 PolyHeal Agreement [Member]
Disclosure of detailed information about business combination [line items]
Initial Investment		$ 6,750
Additional Investment		6,750
Consideration paid		6,750
License for Polyheal Products [Member]
Disclosure of detailed information about business combination [line items]
Additional Investment	$ 6,750
Consideration paid		6,333	1,497
Legal Expense			$ 116
Royalty rights arising [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 417